Leases (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [abstract]
Schedule of non-current and current obligations under finance leases

Obligations under finance leases comprise the following at December 31:

	2017			2016
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Hydroelectrical installations (including power lines and concessions)	68,088	12,551	80,639	—	—	—
Other finance leases	1,625	369	1,994	3,385	1,852	5,237
Total	69,713	12,920	82,633	3,385	1,852	5,237

Schedule of non-current payment obligations under finance leases by maturity

The detail, by maturity, of the non-current payment obligations under finance leases as of December 31, 2017 is as follows:

	2019	2020	2021	2022	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Hydroelectrical installations (including power lines and concessions)	13,173	13,824	14,506	26,585	68,088
Other finance leases	467	446	471	241	1,625
Total	13,640	14,270	14,977	26,826	69,713

Schedule of minimum lease payments on operating leases by maturity

Expenses associated with operating leases are recorded in Other Operating Expenses in the consolidated income statement, and the minimum lease payments on operating leases at December 31, are as follows:

	2017	2016
	US$'000	US$'000
Within one year	2,361	1,788
Between one and five years	6,557	5,555
After five years	3,789	2,315
Total	12,707	9,658